Loans and financing (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Scotia [Member]
Reserve Quantities [Line Items]
Borrowings	R$ 478,098	R$ 1,519,742
B N P Paribas [Member]
Reserve Quantities [Line Items]
Borrowings	520,990	59,199
Debentures [Member]
Reserve Quantities [Line Items]
Borrowings	1,821,869	1,670,839
B N D E S [Member]
Reserve Quantities [Line Items]
Borrowings	381,027	361,828
B N B [Member]
Reserve Quantities [Line Items]
Borrowings	R$ 193,878	R$ 219,697